Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Category of Revenue:
Total revenues	$ 21,558,334	$ 16,569,194
Tutorial service, logistic and education related services [Member]
Category of Revenue:
Total revenues	1,208,984	971,304
E-commerce revenue and others [Member]
Category of Revenue:
Total revenues	20,349,350	15,597,890
Revenue recognized over time [Member]
Category of Revenue:
Total revenues	1,782,305	1,279,048
Revenue recognized at a point in time [Member]
Category of Revenue:
Total revenues	$ 19,776,029	$ 15,290,146